Prepaid Expenses and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2024
Prepaid Expenses and Other Receivables [Abstract]
Schedule of Prepaid Expenses and Other Receivables
	December 31,
(in thousands)	2024	2023

Prepaid expenses	$884	$1,107
Tax authorities	68	116
Receivables on account of assets sold	1,234	-
Others	113	113
	$2,299	$1,336